Financial Instruments and Risk Management - Notional Amounts of Derivatives (Detail)	Dec. 31, 2015 USD ($)
Euros into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	$ 16,600,000
Japanese Yen into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	63,700,000
Dollars into NIS [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	17,900,000
Korean Won into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	18,200,000
Chinese Yuan into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	15,600,000
Taiwan Dollars into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	20,500,000
Dollars into British Pounds [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	$ 90,500,000